Equity affiliates, other investments and related parties - Other investments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial structure, financial costs and financial instruments
Other investments	$ 1,778	$ 1,421	$ 1,727
Historical value
Financial structure, financial costs and financial instruments
Other investments			1,685
Unrealized gain (loss)
Financial structure, financial costs and financial instruments
Other investments			42
Valuation allowance/Cumulative impairments
Financial structure, financial costs and financial instruments
Other investments			(2,029)
Equity securities publicly traded in active markets
Financial structure, financial costs and financial instruments
Other investments			50
Equity securities publicly traded in active markets | Historical value
Financial structure, financial costs and financial instruments
Other investments			8
Equity securities publicly traded in active markets | Unrealized gain (loss)
Financial structure, financial costs and financial instruments
Other investments			42
Equity securities publicly traded in active markets | Other equity securities (unit value below $50 million)
Financial structure, financial costs and financial instruments
Other investments			50
Equity securities publicly traded in active markets | Other equity securities (unit value below $50 million) | Historical value
Financial structure, financial costs and financial instruments
Other investments			8
Equity securities publicly traded in active markets | Other equity securities (unit value below $50 million) | Unrealized gain (loss)
Financial structure, financial costs and financial instruments
Other investments			42
Other equity securities
Financial structure, financial costs and financial instruments
Other investments			1,677
Other equity securities | Historical value
Financial structure, financial costs and financial instruments
Other investments			1,677
Other equity securities | BBPP
Financial structure, financial costs and financial instruments
Other investments			62
Other equity securities | BBPP | Historical value
Financial structure, financial costs and financial instruments
Other investments			62
Other equity securities | BTC Limited
Financial structure, financial costs and financial instruments
Other investments			55
Other equity securities | BTC Limited | Historical value
Financial structure, financial costs and financial instruments
Other investments			55
Other equity securities | DUNKERQUE LNG SAS
Financial structure, financial costs and financial instruments
Other investments			144
Other equity securities | DUNKERQUE LNG SAS | Historical value
Financial structure, financial costs and financial instruments
Other investments			144
Other equity securities | Tellurian Investments Inc
Financial structure, financial costs and financial instruments
Other investments			207
Other equity securities | Tellurian Investments Inc | Historical value
Financial structure, financial costs and financial instruments
Other investments			207
Other equity securities | Total Eren Holding SA
Financial structure, financial costs and financial instruments
Other investments			285
Other equity securities | Total Eren Holding SA | Historical value
Financial structure, financial costs and financial instruments
Other investments			285
Other equity securities | Greenflex
Financial structure, financial costs and financial instruments
Other investments			76
Other equity securities | Greenflex | Historical value
Financial structure, financial costs and financial instruments
Other investments			76
Other equity securities | Other equity securities (unit value below $50 million)
Financial structure, financial costs and financial instruments
Other investments			848
Other equity securities | Other equity securities (unit value below $50 million) | Historical value
Financial structure, financial costs and financial instruments
Other investments			$ 848